AB Cap Fund, Inc.

AB All China Equity Portfolio

Portfolio of Investments

February 29, 2020 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 96.5%
Consumer Discretionary – 18.5%
Auto Components – 0.8%
Huayu Automotive Systems Co., Ltd. - Class A	205,500	$842,240
Automobiles – 2.7%
Geely Automobile Holdings Ltd.	630,000	1,150,848
Guangzhou Automobile Group Co., Ltd. - Class H	1,392,000	1,579,417
		2,730,265
Household Durables – 2.7%
Haier Smart Home Co., Ltd. - Class A	468,900	1,160,774
Midea Group Co., Ltd. - Class A	92,700	719,018
TCL Electronics Holdings Ltd.	1,476,000	833,137
		2,712,929
Internet & Direct Marketing Retail – 9.3%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	45,705	9,506,640
Textiles, Apparel & Luxury Goods – 3.0%
Li Ning Co., Ltd.	669,000	1,802,170
Stella International Holdings Ltd.	606,000	775,142
Tongkun Group Co., Ltd. - Class A	231,649	464,926
		3,042,238
		18,834,312
Financials – 17.8%
Banks – 8.7%
China Construction Bank Corp. - Class H	5,146,000	4,231,203
Industrial Bank Co., Ltd. - Class A (Nth SSE-
SEHK)	683,200	1,713,907
Ping An Bank Co., Ltd. - Class A	750,173	1,586,135
Shanghai Pudong Development Bank Co., Ltd. -
Class A	850,100	1,337,874
		8,869,119
Capital Markets – 3.0%
CITIC Securities Co., Ltd. - Class A (Nth SSE-
SEHK)	577,510	1,972,672
Haitong Securities Co., Ltd. - Class H	926,000	1,020,827
		2,993,499
Insurance – 6.1%
Ping An Insurance Group Co. of China Ltd. - Class
A (Nth SSE-SEHK)	543,693	6,193,577
		18,056,195
Industrials – 15.2%
Building Products – 0.8%
Zhuzhou Kibing Group Co., Ltd. - Class A	1,073,800	872,103
Commercial Services & Supplies – 0.6%
A-Living Services Co., Ltd. - Class H(b)	144,750	664,340
Electrical Equipment – 4.8%
Luxshare Precision Industry Co., Ltd. - Class A	693,630	4,843,185

Company	Shares	U.S. $ Value
Machinery – 5.1%
Sany Heavy Industry Co., Ltd. - Class A (Nth SSE-
SEHK)	641,621	$1,625,509
Weichai Power Co., Ltd. - Class A (Nth SZ-SEHK)	760,196	1,591,962
Zoomlion Heavy Industry Science and Technology
Co., Ltd. - Class A	2,110,545	1,923,281
		5,140,752
Trading Companies & Distributors – 1.3%
BOC Aviation Ltd.(b)	147,900	1,293,057
Transportation Infrastructure – 2.6%
Guangdong Provincial Expressway Development
Co., Ltd. - Class A	868,573	942,522
Shenzhen Expressway Co., Ltd. - Class H	1,418,000	1,726,622
		2,669,144
		15,482,581
Communication Services – 11.5%
Entertainment – 2.3%
G-bits Network Technology Xiamen Co., Ltd. -
Class A	13,600	824,070
NetEase, Inc. (ADR)	4,670	1,488,376
		2,312,446
Interactive Media & Services – 8.4%
Tencent Holdings Ltd.	167,750	8,505,715
Wireless Telecommunication Services – 0.8%
China Mobile Ltd.	107,500	855,551
		11,673,712
Information Technology – 7.1%
Electronic Equipment, Instruments & Components – 7.1%
BOE Technology Group Co., Ltd. - Class A	1,715,100	1,226,604
Lens Technology Co., Ltd. - Class A	496,100	1,422,427
Shengyi Technology Co., Ltd. - Class A	579,542	2,607,318
Shennan Circuits Co., Ltd. - Class A	62,320	1,912,086
		7,168,435
Real Estate – 6.9%
Real Estate Management & Development – 6.9%
China Resources Land Ltd.	270,000	1,282,068
CIFI Holdings Group Co., Ltd.	1,827,083	1,436,474
Midea Real Estate Holding Ltd.(b)	462,400	1,340,034
Poly Developments and Holdings Group Co., Ltd. -
Class A (Nth SSE-SEHK)	541,700	1,280,161
Times China Holdings Ltd.	898,000	1,709,929
		7,048,666
Consumer Staples – 6.9%
Beverages – 3.8%
Kweichow Moutai Co., Ltd. - Class A (Nth SSE-
SEHK)	7,063	1,079,827
Tsingtao Brewery Co., Ltd. - Class A (Nth SSE-
SEHK)	113,534	702,244

Company	Shares	U.S. $ Value
Wuliangye Yibin Co., Ltd. - Class A (Nth SZ-
SEHK)	119,536	$2,094,191
		3,876,262
Food Products – 3.1%
Fujian Sunner Development Co., Ltd. - Class A	292,362	919,409
Wens Foodstuffs Group Co., Ltd. - Class A	168,800	796,442
WH Group Ltd.(b)	1,322,500	1,387,847
		3,103,698
		6,979,960
Utilities – 5.1%
Gas Utilities – 3.1%
China Resources Gas Group Ltd.	312,000	1,572,462
ENN Energy Holdings Ltd.	144,000	1,624,378
		3,196,840
Independent Power and Renewable Electricity Producers – 2.0%
China Resources Power Holdings Co., Ltd.	342,000	410,938
China Yangtze Power Co., Ltd. - Class A	399,782	981,357
Huaneng Lancang River Hydropower, Inc. - Class
A	1,134,600	604,786
		1,997,081
		5,193,921
Health Care – 3.9%
Health Care Providers & Services – 1.2%
Shanghai Pharmaceuticals Holding Co., Ltd. -
Class H	676,500	1,249,536
Pharmaceuticals – 2.7%
CSPC Pharmaceutical Group Ltd.	312,000	727,290
Jiangsu Hengrui Medicine Co., Ltd. - Class A (Nth
SSE-SEHK)	162,448	1,983,396
		2,710,686
		3,960,222
Materials – 2.9%
Chemicals – 0.4%
Hengli Petrochemical Co., Ltd. - Class A	197,400	425,575
Construction Materials – 2.5%
Anhui Conch Cement Co., Ltd. - Class A	173,350	1,383,369
China Resources Cement Holdings Ltd.	862,000	1,107,528
		2,490,897
		2,916,472
Energy – 0.7%
Energy Equipment & Services – 0.7%
China Oilfield Services Ltd. - Class H	524,000	684,845
Total Common Stocks
(cost $82,004,107)		97,999,321

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS – 3.3%
Investment Companies – 3.3%
AB Fixed Income Shares, Inc. - Government Money
Market Portfolio - Class AB, 1.52%(c) (d) (e)
(cost $3,328,095)	3,328,095	$3,328,095
Total Investments – 99.8%
(cost $85,332,202)(f)		101,327,416
Other assets less liabilities – 0.2%		193,716
Net Assets – 100.0%		$101,521,132

(a)Non-income producing security.

(b)Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate market value of these securities amounted to $4,685,278 or 4.6% of net assets.

(c)To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.

(d)The rate shown represents the 7-day yield as of period end.

(e)Affiliated investments.

(f)As of February 29, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,679,542 and gross unrealized depreciation of investments was $(1,684,328), resulting in net unrealized appreciation of $15,995,214.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

COUNTRY BREAKDOWN1
February 29, 2020 (unaudited)
94.6%	China
2.1%	Hong Kong
3.3%	Short-Term
100.0%	Total Investments

1All data are as of February 29, 2020. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.

AB All China Equity Portfolio

February 29, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - quoted prices in active markets for identical investments

•Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of February 29, 2020:

Investments in Securities	Level 1	Level 2	Level 3		Total

Assets:
Common Stocks:
Consumer Discretionary . . . . . . . . . . . . . . . . . . . .	$9,506,640	$9,327,672		$-0-	$18,834,312
Financials . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-0-	18,056,195		-0-	18,056,195
Industrials . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-0-	15,482,581		-0-	15,482,581
Communication Services . . . . . . . . . . . . . . . . . . . .	1,488,376	10,185,336		-0-	11,673,712
Information Technology . . . . . . . . . . . . . . . . . . . .	-0-	7,168,435		-0-	7,168,435
Real Estate . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-0-	7,048,666		-0-	7,048,666
Consumer Staples. . . . . . . . . . . . . . . . . . . . . . . . .	-0-	6,979,960		-0-	6,979,960
Utilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-0-	5,193,921		-0-	5,193,921
Health Care . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-0-	3,960,222		-0-	3,960,222
Materials. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-0-	2,916,472		-0-	2,916,472
Energy . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-0-	684,845		-0-	684,845
Short-Term Investments:
Investment Companies . . . . . . . . . . . . . . . . . . . . .	3,328,095	-0-		-0-	3,328,095
Total Investments in Securities . . . . . . . . . . . . . . . . . . .	14,323,111	87,004,305+		-0-	101,327,416
Other Financial Instruments*. . . . . . . . . . . . . . . . . . .	-0-	-0-		-0-	-0-
Total. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$14,323,111	$87,004,305		$-0-	$101,327,416

+A significant portion of the Fund's foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund's transactions in AB mutual funds for the three months ended February 29, 2020 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	11/30/19	at Cost	Proceeds	2/29/20	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio".	$ 647	$ 12,017	$ 9,336	$3,328	$10
Government Money Market Portfolio*".	253	77	330	-0-	1
Total".				$3,328	$11

*Investments of cash collateral for securities lending transactions.